Income Taxes - Schedule of federal and state statutory tax rates and the provision for income tax benefit (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Federal tax at statutory rate	(21.00%)	(21.00%)
State tax benefits, plus sale of NJ NOL, net of federal benefit	(2.40%)	(7.60%)
Foreign tax rate difference	0.20%	0.10%
Orphan drug and research and development credits	(3.90%)	(4.30%)
Permanent differences	3.10%	1.30%
Foreign NOL adjustments	0.40%	0.60%
Expiration of tax attributes	9.10%	4.90%
Change in valuation allowance	6.80%	19.60%
Income tax benefit	(7.70%)	(6.40%)